Multi-Manager International Equity Strategies Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 0.3%
Aristocrat Leisure Ltd.	25,376	762,839
Aurizon Holdings Ltd.	25,745	63,264
Brambles Ltd.	65,698	624,495
REA Group Ltd.	1,360	170,079
Rio Tinto PLC, ADR	44,825	3,142,232
Wesfarmers Ltd.	51,918	2,252,266
Total		7,015,175
Austria 0.2%
Erste Group Bank AG	14,525	713,762
Erste Group Bank AG	1,942	95,559
OMV AG	63,123	3,190,143
voestalpine AG	5,143	150,531
Wienerberger AG	40,580	1,523,258
Total		5,673,253
Belgium 0.7%
Ageas SA/NV	1,900	94,215
Anheuser-Busch InBev SA/NV	260,976	16,465,398
Proximus SADP	143,898	1,134,456
Total		17,694,069
Brazil 1.9%
Banco Bradesco SA, ADR	1,459,070	3,589,312
MercadoLibre, Inc.(a)	21,862	37,724,630
Petroleo Brasileiro SA, ADR	342,230	5,321,677
Petroleo Brasileiro SA, ADR	252,230	3,735,526
Total		50,371,145
Canada 2.0%
AbCellera Biologics, Inc.(a)	289,836	1,136,157
Barrick Gold Corp.	372,120	6,359,531
Canadian Pacific Kansas City Ltd.	181,213	14,424,446
Constellation Software, Inc.	5,733	15,946,443
Lumine Group, Inc.(a),(b)	321,313	9,029,156
Shopify, Inc., Class A(a)	114,951	6,799,351
Total		53,695,084
Chile 0.0%
Antofagasta PLC	18,936	537,133
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.7%
Agricultural Bank of China Ltd., Class H	3,074,000	1,288,715
AviChina Industry & Technology Co., Ltd., Class H	766,000	347,572
Bank of Chongqing Co., Ltd., Class H	268,500	180,127
BYD Electronic International Co., Ltd.	205,000	890,511
China CITIC Bank Corp., Ltd., Class H	600,000	366,967
China Communications Services Corp., Ltd., Class H	290,000	139,503
China Construction Bank Corp., Class H	2,032,000	1,442,160
China Merchants Bank Co., Ltd., Class H	756,000	3,387,380
China Minsheng Banking Corp. Ltd., Class H	553,500	209,670
China Taiping Insurance Holdings Co., Ltd.	275,000	298,304
China Zheshang Bank Co., Ltd., Class H(a)	851,000	245,929
CIMC Enric Holdings Ltd.	216,000	218,487
COSCO Shipping Ports Ltd.	144,000	99,828
Dongfang Electric Corp., Ltd., Class H	432,000	698,104
Fuyao Glass Industry Group Co., Ltd. Class H	228,800	1,294,782
Greentown Management Holdings Co., Ltd.(b)	815,000	718,714
Haier Smart Home Co., Ltd., Class H	63,200	229,605
Industrial & Commercial Bank of China Ltd., Class H	805,000	456,063
Kweichow Moutai Co., Ltd., Class A	31,200	7,098,185
Lee & Man Paper Manufacturing Ltd.	1,224,000	377,399
Meituan, Class B(a)	313,870	4,276,850
Minth Group Ltd.	138,000	274,539
Ping An Insurance Group Co. of China Ltd., Class H	961,000	4,887,900
Pop Mart International Group, Ltd.(b)	63,400	302,517
Postal Savings Bank of China Co., Ltd.	788,000	446,041
Shandong Gold Mining Co., Ltd., Class H	635,750	1,367,477
Silergy Corp.	419,000	6,136,000
SITC International Holdings Co., Ltd.	70,000	179,570
Tencent Holdings Ltd.	782,900	36,321,544
Tencent Music Entertainment Group, ADR	977,783	14,128,964
Tianli International Holdings Ltd.	94,000	61,862
Yadea Group Holdings Ltd.	420,000	671,988
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	3,281,635
Zijin Mining Group Co., Ltd., Class H	2,276,000	4,834,031
Total		97,158,923

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 2.0%
Ambu A/S(a)	232,944	4,472,389
AP Moller - Maersk A/S, Class A	736	1,291,516
AP Moller - Maersk A/S, Class B	223	405,454
Demant A/S(a)	183,307	8,810,136
DSV A/S	90,557	13,943,001
Novo Nordisk A/S	38,060	5,156,678
Novonesis (Novozymes), Class B	248,554	14,824,170
Pandora A/S	25,014	4,108,809
Rockwool International A/S, Class B	402	169,138
Svitzer A/S(a)	170	6,665
Total		53,187,956
Finland 0.5%
KONE OYJ, Class B	154,838	7,899,695
Nokia OYJ	210,375	822,861
Nordea Bank	78,359	963,287
Nordea Bank Abp	109,002	1,340,442
Nordea Bank Abp	8,613	105,495
Wartsila OYJ	23,753	498,037
Total		11,629,817
France 9.2%
Air Liquide SA	73,282	14,427,321
Alstom SA	1,379,178	27,147,414
AXA SA	390,657	14,105,247
BNP Paribas SA	199,126	14,698,827
Carrefour SA	541,878	8,836,691
Cie de Saint-Gobain SA	142,087	12,545,059
Danone SA	467,352	30,139,489
Dassault Systemes SE	362,335	14,726,002
Edenred SE	237,348	11,075,017
Engie SA	663,892	11,247,404
Eurazeo SA	1,812	152,952
Kering SA	75,033	25,940,059
LVMH Moet Hennessy Louis Vuitton SE	9,528	7,619,962
Nexans SA	48,002	5,842,182
Orange SA	235,084	2,745,000
Sanofi SA	148,811	14,568,894
Sanofi SA, ADR	688	33,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Sartorius Stedim Biotech	24,631	4,906,626
Societe Generale SA	33,655	1,008,063
TotalEnergies SE	96,871	7,097,205
TotalEnergies SE, ADR	97,052	7,096,442
VINCI SA	55,859	6,970,767
Total		242,930,356
Germany 9.5%
Adidas AG	6,227	1,577,116
Allianz SE, ADR	5,957	173,438
Allianz SE, Registered Shares	76,232	22,316,001
Bayer AG, Registered Shares	35,143	1,081,181
Bayerische Motoren Werke AG	139,061	14,184,571
Beiersdorf AG	16,006	2,509,375
BioNTech SE, ADR(a)	41,271	4,151,863
Brenntag SE	5,798	417,664
Commerzbank AG	48,690	826,727
Continental AG	5,196	354,131
Daimler Truck Holding AG	23,157	990,800
Deutsche Bank AG, Registered Shares	67,191	1,118,091
Deutsche Bank AG, Registered Shares	20,271	338,120
Deutsche Boerse AG	84,003	16,739,850
Deutsche Telekom AG, Registered Shares	859,343	20,894,336
E.ON SE	301,974	4,044,075
Evonik Industries AG	10,994	242,182
Fresenius Medical Care AG	7,601	324,216
Fresenius SE & Co. KGaA(a)	18,485	589,788
Heidelberg Materials AG	6,018	631,128
Henkel AG & Co. KGaA	37,852	3,033,083
Infineon Technologies AG	412,000	16,668,898
Mercedes-Benz Group AG, Registered Shares	92,503	6,713,619
MTU Aero Engines AG	1,287	321,490
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,622	11,281,551
Puma SE	4,760	247,196
Rational AG	12,181	10,394,868
RWE AG	298,560	11,346,537
SAP SE	352,163	64,219,929
SAP SE, ADR	29,325	5,350,053
Scout24 SE	251,664	18,931,054
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens AG, Registered Shares	42,813	8,251,831
Volkswagen AG	403	57,785
Total		250,322,547
Hong Kong 1.1%
AIA Group Ltd.	2,366,600	18,381,860
ASMPT Ltd.	116,500	1,393,230
C&D International Investment Group Ltd.	178,000	360,021
CK Hutchison Holdings Ltd.	245,500	1,198,797
Jardine Matheson Holdings Ltd.	33,100	1,219,882
Link REIT (The)	998,100	4,208,404
Swire Pacific Ltd., Class A	18,500	161,036
Techtronic Industries Co., Ltd.	79,500	977,990
WH Group Ltd.	350,000	238,510
Xinyi Glass Holdings Ltd.	64,000	79,304
Total		28,219,034
India 1.2%
HDFC Bank Ltd., ADR	251,781	14,575,602
Reliance Industries Ltd., GDR(b)	238,953	16,607,234
Total		31,182,836
Ireland 1.9%
AerCap Holdings NV	9,185	851,541
AIB Group PLC	60,862	346,347
Bank of Ireland Group PLC	65,569	753,589
Kingspan Group PLC	208,696	20,105,367
Ryanair Holdings PLC, ADR	236,515	28,769,684
Total		50,826,528
Israel 0.3%
Bank Hapoalim BM	58,590	538,979
Bank Leumi Le-Israel BM	80,660	671,089
Check Point Software Technologies Ltd.(a)	4,134	622,167
CyberArk Software Ltd.(a)	1,965	450,476
ICL Group Ltd.	11,685	55,270
Israel Chemicals Ltd.	29,658	140,276
Israel Discount Bank Ltd.	51,355	264,128
Mizrahi Tefahot Bank Ltd.	7,805	285,024
Monday.com Ltd.(a)	17,900	4,043,789
NiCE Ltd.(a)	2,602	480,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Wix.com Ltd.(a)	2,551	410,966
Total		7,962,635
Italy 4.2%
Assicurazioni Generali SpA	522,680	13,453,051
Azimut Holding SpA	102,968	2,742,724
Banca Generali SpA	142,772	5,996,497
Banca IFIS SpA	11,623	255,952
Banca Mediolanum SpA	21,469	247,176
Banco BPM SpA	51,003	367,986
Buzzi Unicem SpA	6,093	257,604
Enel SpA	3,280,586	23,819,401
ENI SpA	727,056	11,483,408
ENI SpA, ADR	76,442	2,410,216
FinecoBank Banca Fineco SpA	723,044	11,726,732
Intesa Sanpaolo SpA	1,012,972	3,990,337
Leonardo SpA, ADR(a)	3,112	39,787
Leonardo-Finmeccanica SpA(a)	18,819	484,061
Mediobanca Banca di Credito Finanziario SpA	23,525	372,345
Nexi SpA(a)	26,887	178,975
Poste Italiane SpA	200,844	2,758,998
Prysmian SpA	10,009	658,290
Technoprobe SpA(a)	547,342	5,445,597
UniCredit SpA	608,585	24,229,376
Total		110,918,513
Japan 16.1%
AGC, Inc.	43,000	1,500,447
Air Water, Inc.	11,200	163,852
Aisin Corp.	6,300	235,110
Alfresa Holdings Corp.	20,900	294,331
Asahi Kasei Corp.	27,800	181,173
Awa Bank Ltd. (The)	2,300	42,687
Brother Industries Ltd.	33,000	635,135
Canon, Inc.	255,700	7,441,415
Chubu Electric Power Co., Inc.	282,500	3,902,956
Dai-ichi Life Holdings, Inc.	238,900	6,427,836
Daiwa Securities Group, Inc.	89,100	700,323
Denso Corp.	365,392	5,937,819
DIC Corp.	25,100	519,867
Disco Corp.	7,600	2,989,529

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dowa Holdings	39,000	1,439,667
East Japan Railway Co.	118,200	2,049,773
Electric Power Development Co., Ltd.	176,800	2,970,418
ENEOS Holdings, Inc.	137,100	708,840
FANUC Corp.	1,108,350	31,025,033
FCC Co., Ltd.	28,300	404,498
Fuji Electric Co., Ltd.	5,600	334,078
FUJIFILM Holdings Corp.	154,600	3,530,411
Fujitsu Ltd.	752,600	10,898,378
Furukawa Electric Co., Ltd.	117,100	3,158,151
Hankyu Hanshin Holdings, Inc.	10,700	280,813
Hitachi Ltd.	46,000	4,737,434
Hokkaido Electric Power Co., Inc.	43,200	453,609
Honda Motor Co., Ltd.	1,062,800	12,034,846
Hyakujushi Bank Ltd. (The)	22,200	489,227
Idemitsu Kosan Co., Ltd.	45,000	308,141
Iida Group Holdings Co., Ltd.	37,900	517,278
Inpex Corp.	1,039,000	16,031,520
Isuzu Motors Ltd.	29,700	398,038
ITOCHU ENEX Co., Ltd.	41,600	408,345
Japan Electronic Materials Corp.	13,800	302,926
Japan Exchange Group, Inc.	31,600	742,757
Japan Petroleum Exploration Co., Ltd.	4,700	197,884
Japan Post Bank Co., Ltd.	69,300	686,474
Japan Post Holdings Co., Ltd.	302,300	2,919,155
Japan Post Insurance Co., Ltd.	78,800	1,518,585
Japan Tobacco, Inc.	8,200	232,656
JFE Holdings, Inc.	57,100	864,465
Kajima Corp.	16,900	287,147
Kansai Electric Power Co., Inc. (The)	32,200	582,730
Kawasaki Kisen Kaisha Ltd.	689,000	10,240,141
Keyence Corp.	18,500	8,339,088
Kirin Holdings Co., Ltd.	8,800	121,527
Kissei Pharmaceutical Co., Ltd.	4,300	86,335
Koito Manufacturing Co., Ltd.	11,400	161,675
Kyocera Corp.	173,300	1,964,508
Kyocera Corp., ADR	28,505	321,821
Kyowa Hakko Kirin Co., Ltd.	11,900	201,210
Lasertec Corp.	15,600	4,011,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Makita Corp.	9,800	288,968
Mazda Motor Corp.	28,200	297,306
Mebuki Financial Group, Inc.	14,400	57,869
Megmilk Snow Brand Co., Ltd.	37,500	607,224
MEIJI Holdings Co., Ltd.	22,800	510,656
Mitsubishi Electric Corp.	419,000	7,281,105
Mitsubishi Heavy Industries Ltd.	144,500	1,264,051
Mitsubishi Logisnext Co., Ltd.	50,800	500,666
Mitsubishi Materials Corp.	36,300	709,277
Mitsubishi Motors Corp.	128,900	360,051
Mitsubishi Pencil Co., Ltd.	25,100	374,409
Mitsubishi UFJ Financial Group, Inc.	171,600	1,822,680
Mitsui & Co., Ltd.	151,300	7,703,322
Mitsui Mining & Smelting Co., Ltd.	60,600	1,960,583
Mitsui OSK Lines Ltd.	17,000	560,361
MonotaRO Co., Ltd	598,780	6,325,172
MS&AD Insurance Group Holdings, Inc.	406,500	8,455,166
Murata Manufacturing Co., Ltd.	909,400	17,201,678
NEC Corp.	16,600	1,235,667
NGK Insulators Ltd.	66,800	892,842
Nidec Corp.	113,744	5,669,960
Nihon M&A Center Holdings, Inc.	1,118,000	5,183,748
Nintendo Co., Ltd.	187,650	10,204,500
Nippon Express Holdings, Inc.	3,200	157,707
Nippon Yusen KK	21,800	691,018
Nissan Motor Co., Ltd.	113,900	407,377
Nitto Denko Corp.	19,300	1,477,610
Nomura Holdings, Inc.	512,900	3,114,957
Obayashi Corp.	22,500	261,933
Obic Co., Ltd.	3,200	415,438
OKUMA Corp.	5,400	231,217
Okumura Corp.	48,500	1,506,116
Olympus Corp.	30,200	476,626
Ono Pharmaceutical Co., Ltd.	9,500	137,568
ORIX Corp.	125,400	2,734,729
Osaka Gas Co., Ltd.	86,300	1,964,887
Otsuka Corp.	3,800	72,152
Otsuka Holdings Co., Ltd.	19,000	784,424
Panasonic Holdings Corp.	444,600	3,927,081
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PCA Corp.	12,300	157,549
Press Kogyo Co., Ltd.	149,800	644,849
Recruit Holdings Co., Ltd.	177,400	8,955,488
Renesas Electronics Corp.	1,094,400	20,166,092
Ricoh Co., Ltd.	104,200	935,721
San-Ai Obbli Co., Ltd.	38,500	509,383
Sanshin Electronics Co., Ltd.	4,100	56,126
SCREEN Holdings Co., Ltd.	3,500	334,793
SCSK Corp.	37,900	718,406
Seikitokyu Kogyo Co., Ltd.	81,800	874,438
Seiko Epson Corp.	176,800	2,856,712
Sekisui Chemical Co., Ltd.	41,400	594,201
Sekisui House Ltd.	11,900	267,959
Seven & I Holdings Co., Ltd.	1,019,100	13,153,271
Shikoku Electric Power Co., Inc.	86,700	833,149
Shimano, Inc.	51,433	8,393,871
Shimizu Corp.	22,700	125,611
Shiseido Co., Ltd.	233,347	7,405,778
SMC Corp.	19,488	9,842,014
Sojitz Corp.	139,600	3,652,189
Sompo Holdings, Inc.	232,500	4,920,804
Sony Group Corp.	193,823	15,913,015
Stanley Electric Co., Ltd.	12,300	226,283
Starzen Co., Ltd.	2,300	41,248
Subaru Corp.	121,800	2,722,803
Sumiseki Holdings, Inc.	74,400	631,571
Sumitomo Corp.	25,800	671,381
Sumitomo Electric Industries Ltd.	31,500	511,227
Sumitomo Forestry Co., Ltd.	2,600	90,023
Sumitomo Metal Mining Co., Ltd.	227,000	7,389,938
Sumitomo Mitsui Financial Group, Inc.	46,800	3,063,019
Sumitomo Mitsui Trust Holdings, Inc.	37,200	864,884
Sumitomo Osaka Cement Co., Ltd.	19,000	471,278
Suntory Beverage & Food Ltd.	44,100	1,619,826
Suzuken Co., Ltd.	64,600	1,950,343
SWCC Corp.	16,700	511,454
T&D Holdings, Inc.	21,300	385,069
Taiheiyo Cement Corp.	4,500	112,376
Takara Standard Co., Ltd.	1,400	15,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	554,100	14,752,907
Terumo Corp.	18,000	306,612
Tobu Railway Co., Ltd.	8,300	146,689
Tokai Rika Co., Ltd.	4,600	65,244
Tokio Marine Holdings, Inc.	121,100	4,195,547
Tokyo Electric Power Co. Holdings, Inc.(a)	419,600	2,519,055
Tokyo Electron Ltd.	66,700	14,164,321
Tokyo Gas Co., Ltd.	160,200	3,598,317
Tokyo Steel Manufacturing Co., Ltd.	157,300	1,570,383
TOPPAN Holdings, Inc.	6,700	173,548
TOTO Ltd.	9,100	228,330
Toyoda Gosei Co., Ltd.	3,600	70,045
Toyota Industries Corp.	7,000	660,175
Toyota Tsusho Corp.	10,600	647,331
Tsubakimoto Chain Co.	6,200	233,752
Wakita & Co., Ltd.	11,100	115,925
Yamaichi Electronics Co., Ltd.	6,800	149,833
Yamato Kogyo Co., Ltd.	1,700	88,863
Yamazen Corp.	142,900	1,278,793
Yokogawa Electric Corp.	51,300	1,321,328
Yuasa Trading Co., Ltd.	12,800	456,733
Total		424,094,484
Luxembourg 0.2%
ArcelorMittal SA	208,073	5,489,505
ArcelorMittal SA	14,513	381,864
Total		5,871,369
Netherlands 7.9%
ABN AMRO Bank NV	61,505	1,052,106
Adyen NV(a)	9,861	12,787,594
Aegon Ltd.	67,592	438,420
Akzo Nobel NV	300,203	21,057,054
ASM International NV	852	599,561
ASML Holding NV	33,340	31,898,753
ASML Holding NV	5,650	5,425,978
ASR Nederland NV	7,935	384,042
BE Semiconductor Industries NV	3,410	507,299
EXOR NV	92,229	10,357,385
Heineken NV	46,509	4,666,628
IMCD NV	80,836	12,336,003

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ING Groep NV	1,130,975	20,205,284
ING Groep NV ADR	651,423	11,653,957
Koninklijke Philips NV(a)	712,188	19,453,325
NN Group NV	11,600	541,246
Shell PLC	173,515	6,262,983
Shell PLC	1,012,039	36,788,839
Topicus.com, Inc.	120,400	10,335,522
Wolters Kluwer NV	2,567	409,410
Wolters Kluwer NV, ADR	2,103	333,504
Total		207,494,893
New Zealand 0.0%
Xero Ltd.(a)	999	90,703
Norway 0.3%
Aker BP ASA	15,358	396,503
Aker Carbon Capture ASA(a)	3,187,398	2,252,529
DNB Bank ASA	34,916	682,599
Equinor ASA	52,687	1,529,384
Equinor ASA, ADR	96,750	2,819,295
Kongsberg Gruppen ASA	3,661	314,764
Norsk Hydro ASA	59,515	403,014
Yara International ASA	7,413	230,511
Total		8,628,599
Panama 0.2%
Copa Holdings SA, Class A	65,352	6,354,175
Portugal 0.0%
Galp Energia SGPS SA	21,373	449,456
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(c),(d),(f)	2,020,100	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	—
Total		0
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.4%
Genting Singapore Ltd.	251,800	169,841
Jardine Cycle & Carriage Ltd.	4,400	84,136
Singapore Exchange	33,300	236,039
Singapore Technologies Engineering Ltd.	73,000	226,404
United Overseas Bank Ltd.	472,300	10,769,415
Total		11,485,835
South Africa 0.3%
Discovery Ltd.	1,227,405	7,167,104
South Korea 2.9%
Coupang, Inc., Class A(a)	416,953	9,481,511
Hana Financial Group, Inc.	44,584	1,990,926
Samsung Electronics Co., Ltd.	682,173	36,143,458
Samsung Electronics Co., Ltd. GDR	18,500	25,066,618
SK Hynix, Inc.	28,927	3,985,800
Total		76,668,313
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	9,669	432,908
Aena SME SA	73,650	14,403,192
Amadeus IT Group SA, Class A	346,781	24,754,097
Banco Bilbao Vizcaya Argentaria SA	282,661	3,067,257
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	412,911
Banco Santander SA	780,667	4,117,044
Banco Santander SA, ADR	86,717	454,397
Bankinter SA	170,944	1,509,989
CaixaBank SA	781,597	4,476,264
Iberdrola SA	548,641	7,241,387
Industria de Diseno Textil SA	46,623	2,216,998
Mapfre SA	150,458	362,301
Repsol SA	317,486	5,182,866
Repsol SA, ADR	4,279	69,769
Total		68,701,380
Sweden 2.2%
Alfa Laval AB	11,686	543,091
ASSA ABLOY AB, Class B	83,794	2,462,459
Atlas Copco AB, Class B	1,229,888	20,419,348
Epiroc AB, Class B	713,081	13,393,146
H & M Hennes & Mauritz AB	191,402	3,384,412
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrivarden AB, Class A	15,012	534,418
Industrivarden AB, Class C	52,755	1,853,117
Investor AB, Class B	230,365	6,251,037
L E Lundbergforetagen AB, Class B	3,981	202,541
MIPS AB	81,084	3,305,752
Sandvik AB	46,589	1,028,695
Skandinaviska Enskilda Banken AB, Class A	73,021	1,040,315
Svenska Handelsbanken AB, Class A	67,757	637,635
Swedbank AB, Class A	39,473	821,881
Tele2 AB, Class B	23,564	230,453
Telefonaktiebolaget LM Ericsson, Class B	127,149	783,437
Telia Co. AB	92,388	240,390
Total		57,132,127
Switzerland 4.6%
ABB Ltd.	150,917	8,320,875
ABB Ltd.	16,146	889,106
ABB Ltd., ADR	29,986	1,647,731
Adecco Group AG, Registered Shares	7,049	267,515
Baloise Holding AG, Registered Shares	1,991	343,994
Cie Financiere Richemont SA, Class A, Registered Shares	71,803	11,554,314
Coca-Cola HBC AG(a)	10,007	339,590
Glencore PLC	444,620	2,740,502
Glencore PLC	129,766	794,070
Holcim AG, Registered Shares(a)	131,835	11,581,697
Julius Baer Group Ltd.	88,822	5,335,659
Logitech International SA	34,321	3,432,443
Logitech International SA	50,704	5,074,934
Nestlé SA, Registered Shares	105,916	11,242,576
Novartis AG, ADR	66,175	6,824,628
Novartis AG, Registered Shares	115,170	11,919,860
Schindler Holding AG	1,487	386,828
SGS SA, Registered Shares	5,445	507,068
STMicroelectronics NV	13,139	554,842
STMicroelectronics NV	16,280	685,551
Swatch Group AG (The)	1,270	272,045
Swatch Group AG (The), Registered Shares	8,267	344,207
Swiss Life Holding AG, Registered Shares	3,382	2,364,441
Swiss Re AG	116,463	14,852,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Temenos AG, Registered Shares	2,935	189,506
UBS AG	106,498	3,388,090
UBS Group AG, Registered Shares	51,241	1,633,563
Wizz Air Holdings PLC(a)	105,464	3,110,093
Zurich Insurance Group AG	18,886	9,939,829
Total		120,537,867
Taiwan 1.9%
Sea Ltd. ADR(a)	95,943	6,478,071
Taiwan Semiconductor Manufacturing Co., Ltd.	1,678,400	42,980,373
Total		49,458,444
Turkey 0.1%
Turkiye Garanti Bankasi AS	553,671	1,852,257
United Kingdom 14.8%
AstraZeneca PLC	160,056	24,880,551
Aviva PLC	137,740	846,013
B&M European Value Retail SA	767,514	5,365,845
Barclays Bank PLC	13,115,161	37,041,232
Barclays Bank PLC, ADR	236,383	2,682,947
Bellway PLC	19,437	669,283
BP PLC	5,910,787	36,974,843
BP PLC, ADR	431,860	16,224,980
British American Tobacco PLC	428,880	13,263,043
BT Group PLC	293,899	492,056
Compass Group PLC	240,267	6,745,783
Diageo PLC	637,493	21,462,722
Experian PLC	349,816	16,209,826
HSBC Holdings PLC, ADR	61,273	2,735,840
IG Group Holdings PLC	260,655	2,696,442
Kingfisher PLC	2,281,835	7,724,946
Legal & General Group PLC	3,062,142	9,820,744
Lloyds Banking Group PLC	2,748,417	1,961,989
NatWest Group PLC	2,320,804	9,388,340
Oxford Nanopore Technologies PLC(a)	973,427	1,330,938
Prudential PLC	2,548,685	24,413,009
Quilter PLC(b)	205,951	306,415
Quilter PLC(b)	226,122	339,424
Reckitt Benckiser Group PLC	418,280	23,939,571
RELX PLC	208,567	9,149,184

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC	278,573	12,220,982
RELX PLC, ADR	50,574	2,223,233
Rio Tinto Ltd.	10,470	900,572
Rio Tinto PLC	268,225	18,882,338
Rolls-Royce Holdings PLC(a)	8,177,562	47,764,068
Segro PLC	588,334	6,908,995
Standard Chartered PLC	631,103	6,286,159
Standard Chartered PLC	56,800	561,782
Unilever PLC	170,893	9,358,627
Vodafone Group PLC	4,132,412	3,995,217
Vodafone Group PLC, ADR	478,441	4,602,602
Total		390,370,541
United States 4.0%
CRH PLC	274,786	21,685,132
GSK PLC	865,652	19,423,516
GSK PLC, ADR	96,497	4,320,171
Roche Holding AG, Genusschein Shares	131,253	33,511,111
Spotify Technology SA(a)	34,765	10,317,557
Stellantis NV	301,972	6,696,122
Stellantis NV	114,668	2,540,589
Stellantis NV	329,924	7,347,407
Total		105,841,605
Total Common Stocks (Cost $2,108,396,673)		2,561,524,156

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
Supra-National 0.0%
iShares MSCI Eurozone ETF	7,778	404,612
United States 0.1%
iShares MSCI EAFE ETF	39,044	3,169,592
Vanguard FTSE Developed Markets ETF	9,446	479,101
Total		3,648,693
Total Exchange-Traded Equity Funds (Cost $3,799,247)		4,053,305

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	783,100	5,795,438
Germany 0.4%
BMW AG	2,878	278,232
Henkel AG & Co. KGaA	7,757	702,245
Porsche Automobil Holding SE	6,749	372,400
Volkswagen AG	67,423	8,472,456
Total		9,825,333
Total Preferred Stocks (Cost $14,754,925)		15,620,771

Rights 0.1%
Issuer	Shares	Value ($)
France 0.1%
Alstom SA(a)	1,379,178	1,479,118
Total Rights (Cost $—)		1,479,118

Warrants —%

Canada —%
Constellation Software, Inc.(a),(c),(f)	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(h),(i)	28,511,859	28,506,156
Total Money Market Funds (Cost $28,503,143)		28,506,156
Total Investments in Securities (Cost $2,155,453,988)		2,611,183,506
Other Assets & Liabilities, Net		23,513,762
Net Assets		$2,634,697,268
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $27,303,460, which represents 1.04% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/2019-04/04/2024	2,020,100	4,978,804	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	35,781,258	408,131,449	(415,402,870)	(3,681)	28,506,156	4,971	1,298,695	28,511,859
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager International Equity Strategies Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT302_08_P01_(07/24)